Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Fund Allocator Series
Entity Central Index Key	0001022804
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Conservative Allocation Fund
Class Name	Class A
Trading Symbol	FTCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$31	0.61%
[1],[2],[3]
Expenses Paid, Amount	$ 31	[1]
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 874,845,724
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	15.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$874,845,724
Total Number of Portfolio Holdings	23
Portfolio Turnover Rate	15.30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Conservative Allocation Fund
Class Name	Class C
Trading Symbol	FTCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$69	1.36%
[5],[6],[7]
Expenses Paid, Amount	$ 69	[5]
Expense Ratio, Percent	1.36%	[5]
Net Assets	$ 874,845,724
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	15.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$874,845,724
Total Number of Portfolio Holdings	23
Portfolio Turnover Rate	15.30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Conservative Allocation Fund
Class Name	Class R
Trading Symbol	FTCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$44	0.86%
[9],[10],[11]
Expenses Paid, Amount	$ 44	[9]
Expense Ratio, Percent	0.86%	[9]
Net Assets	$ 874,845,724
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	15.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$874,845,724
Total Number of Portfolio Holdings	23
Portfolio Turnover Rate	15.30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Conservative Allocation Fund
Class Name	Class R6
Trading Symbol	FTCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$15	0.30%
[13],[14],[15]
Expenses Paid, Amount	$ 15	[13]
Expense Ratio, Percent	0.30%	[13]
Net Assets	$ 874,845,724
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	15.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$874,845,724
Total Number of Portfolio Holdings	23
Portfolio Turnover Rate	15.30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[16]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Conservative Allocation Fund
Class Name	Advisor Class
Trading Symbol	FTCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$18	0.36%
[17],[18],[19]
Expenses Paid, Amount	$ 18	[17]
Expense Ratio, Percent	0.36%	[17]
Net Assets	$ 874,845,724
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	15.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$874,845,724
Total Number of Portfolio Holdings	23
Portfolio Turnover Rate	15.30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[20]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Corefolio Allocation Fund
Class Name	Class A
Trading Symbol	FTCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$20	0.39%
[21],[22],[23]
Expenses Paid, Amount	$ 20	[21]
Expense Ratio, Percent	0.39%	[21]
Net Assets	$ 1,028,498,969
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,028,498,969
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[24]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Corefolio Allocation Fund
Class Name	Class C
Trading Symbol	FTCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$58	1.14%
[25],[26],[27]
Expenses Paid, Amount	$ 58	[25]
Expense Ratio, Percent	1.14%	[25]
Net Assets	$ 1,028,498,969
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,028,498,969
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[28]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Corefolio Allocation Fund
Class Name	Class R
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$33	0.64%
[29],[30],[31]
Expenses Paid, Amount	$ 33	[29]
Expense Ratio, Percent	0.64%	[29]
Net Assets	$ 1,028,498,969
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,028,498,969
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[32]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Corefolio Allocation Fund
Class Name	Class R6
Trading Symbol	FTLQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$4	0.08%
[33],[34],[35]
Expenses Paid, Amount	$ 4	[33]
Expense Ratio, Percent	0.08%	[33]
Net Assets	$ 1,028,498,969
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,028,498,969
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[36]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Corefolio Allocation Fund
Class Name	Advisor Class
Trading Symbol	FCAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$7	0.14%
[37],[38],[39]
Expenses Paid, Amount	$ 7	[37]
Expense Ratio, Percent	0.14%	[37]
Net Assets	$ 1,028,498,969
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,028,498,969
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[40]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Global Allocation Fund
Class Name	Class A
Trading Symbol	FFALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$48	0.93%
[41],[42]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Net Assets	$ 2,948,858,355
Holdings Count | $ / shares	282
Investment Company Portfolio Turnover	47.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,948,858,355
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	282
Portfolio Turnover Rate	47.60%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[43]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Global Allocation Fund
Class Name	Class C
Trading Symbol	FFACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$86	1.68%
[44],[45]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.68%
Net Assets	$ 2,948,858,355
Holdings Count | $ / shares	282
Investment Company Portfolio Turnover	47.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,948,858,355
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	282
Portfolio Turnover Rate	47.60%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[46]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Global Allocation Fund
Class Name	Class R
Trading Symbol	FFARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$61	1.18%
[47],[48]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%
Net Assets	$ 2,948,858,355
Holdings Count | $ / shares	282
Investment Company Portfolio Turnover	47.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,948,858,355
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	282
Portfolio Turnover Rate	47.60%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[49]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Global Allocation Fund
Class Name	Class R6
Trading Symbol	FFAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$32	0.62%
[50],[51]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 2,948,858,355
Holdings Count | $ / shares	282
Investment Company Portfolio Turnover	47.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,948,858,355
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	282
Portfolio Turnover Rate	47.60%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[52]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Global Allocation Fund
Class Name	Advisor Class
Trading Symbol	FFAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$35	0.68%
[53],[54]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 2,948,858,355
Holdings Count | $ / shares	282
Investment Company Portfolio Turnover	47.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,948,858,355
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	282
Portfolio Turnover Rate	47.60%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[55]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Growth Allocation Fund
Class Name	Class A
Trading Symbol	FGTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$32	0.62%
[56],[57],[58]
Expenses Paid, Amount	$ 32	[56]
Expense Ratio, Percent	0.62%	[56]
Net Assets	$ 1,585,248,585
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	19.18%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,585,248,585
Total Number of Portfolio Holdings	22
Portfolio Turnover Rate	19.18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[59]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Growth Allocation Fund
Class Name	Class C
Trading Symbol	FTGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$71	1.37%
[60],[61],[62]
Expenses Paid, Amount	$ 71	[60]
Expense Ratio, Percent	1.37%	[60]
Net Assets	$ 1,585,248,585
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	19.18%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,585,248,585
Total Number of Portfolio Holdings	22
Portfolio Turnover Rate	19.18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[63]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Growth Allocation Fund
Class Name	Class R
Trading Symbol	FGTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$45	0.87%
[64],[65],[66]
Expenses Paid, Amount	$ 45	[64]
Expense Ratio, Percent	0.87%	[64]
Net Assets	$ 1,585,248,585
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	19.18%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,585,248,585
Total Number of Portfolio Holdings	22
Portfolio Turnover Rate	19.18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[67]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Growth Allocation Fund
Class Name	Class R6
Trading Symbol	FTGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$16	0.30%
[68],[69],[70]
Expenses Paid, Amount	$ 16	[68]
Expense Ratio, Percent	0.30%	[68]
Net Assets	$ 1,585,248,585
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	19.18%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,585,248,585
Total Number of Portfolio Holdings	22
Portfolio Turnover Rate	19.18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[71]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Growth Allocation Fund
Class Name	Advisor Class
Trading Symbol	FGTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$19	0.37%
[72],[73],[74]
Expenses Paid, Amount	$ 19	[72]
Expense Ratio, Percent	0.37%	[72]
Net Assets	$ 1,585,248,585
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	19.18%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,585,248,585
Total Number of Portfolio Holdings	22
Portfolio Turnover Rate	19.18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[75]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Moderate Allocation Fund
Class Name	Class A
Trading Symbol	FMTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$31	0.61%
[76],[77],[78]
Expenses Paid, Amount	$ 31	[76]
Expense Ratio, Percent	0.61%	[76]
Net Assets	$ 1,764,772,776
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	17.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,764,772,776
Total Number of Portfolio Holdings	23
Portfolio Turnover Rate	17.74%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[79]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Moderate Allocation Fund
Class Name	Class C
Trading Symbol	FTMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$70	1.36%
[80],[81],[82]
Expenses Paid, Amount	$ 70	[80]
Expense Ratio, Percent	1.36%	[80]
Net Assets	$ 1,764,772,776
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	17.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,764,772,776
Total Number of Portfolio Holdings	23
Portfolio Turnover Rate	17.74%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[83]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Moderate Allocation Fund
Class Name	Class R
Trading Symbol	FTMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$44	0.86%
[84],[85],[86]
Expenses Paid, Amount	$ 44	[84]
Expense Ratio, Percent	0.86%	[84]
Net Assets	$ 1,764,772,776
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	17.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,764,772,776
Total Number of Portfolio Holdings	23
Portfolio Turnover Rate	17.74%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[87]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Moderate Allocation Fund
Class Name	Class R6
Trading Symbol	FTMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$15	0.29%
[88],[89],[90]
Expenses Paid, Amount	$ 15	[88]
Expense Ratio, Percent	0.29%	[88]
Net Assets	$ 1,764,772,776
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	17.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,764,772,776
Total Number of Portfolio Holdings	23
Portfolio Turnover Rate	17.74%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[91]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Moderate Allocation Fund
Class Name	Advisor Class
Trading Symbol	FMTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$19	0.36%
[92],[93],[94]
Expenses Paid, Amount	$ 19	[92]
Expense Ratio, Percent	0.36%	[92]
Net Assets	$ 1,764,772,776
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	17.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,764,772,776
Total Number of Portfolio Holdings	23
Portfolio Turnover Rate	17.74%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[95]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart Retirement Income Fund
Class Name	Class A
Trading Symbol	FTRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$15	0.30%
[96],[97],[98]
Expenses Paid, Amount	$ 15	[96]
Expense Ratio, Percent	0.30%	[96]
Net Assets	$ 44,180,210
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	1.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$44,180,210
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	1.03%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[99]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart Retirement Income Fund
Class Name	Class C
Trading Symbol	FRTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$53	1.05%
[100],[101],[102]
Expenses Paid, Amount	$ 53	[100]
Expense Ratio, Percent	1.05%	[100]
Net Assets	$ 44,180,210
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	1.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$44,180,210
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	1.03%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[103]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart Retirement Income Fund
Class Name	Class R
Trading Symbol	FBRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$28	0.55%
[104],[105],[106]
Expenses Paid, Amount	$ 28	[104]
Expense Ratio, Percent	0.55%	[104]
Net Assets	$ 44,180,210
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	1.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$44,180,210
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	1.03%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[107]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart Retirement Income Fund
Class Name	Class R6
Trading Symbol	FLMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$0	0.00%
[108],[109],[110]
Expenses Paid, Amount	$ 0	[108]
Expense Ratio, Percent	0.00%	[108]
Net Assets	$ 44,180,210
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	1.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$44,180,210
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	1.03%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[111]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart Retirement Income Fund
Class Name	Advisor Class
Trading Symbol	FLRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$3	0.05%
[112],[113],[114]
Expenses Paid, Amount	$ 3	[112]
Expense Ratio, Percent	0.05%	[112]
Net Assets	$ 44,180,210
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	1.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$44,180,210
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	1.03%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[115]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2020 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$24	0.48%
[116],[117],[118]
Expenses Paid, Amount	$ 24	[116]
Expense Ratio, Percent	0.48%	[116]
Net Assets	$ 25,733,031
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	16.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$25,733,031
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	16.91%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[119]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2020 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLRQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$63	1.23%
[120],[121],[122]
Expenses Paid, Amount	$ 63	[120]
Expense Ratio, Percent	1.23%	[120]
Net Assets	$ 25,733,031
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	16.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$25,733,031
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	16.91%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[123]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2020 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$37	0.73%
[124],[125],[126]
Expenses Paid, Amount	$ 37	[124]
Expense Ratio, Percent	0.73%	[124]
Net Assets	$ 25,733,031
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	16.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$25,733,031
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	16.91%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[127]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2020 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FRTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$10	0.19%
[128],[129],[130]
Expenses Paid, Amount	$ 10	[128]
Expense Ratio, Percent	0.19%	[128]
Net Assets	$ 25,733,031
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	16.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$25,733,031
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	16.91%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[131]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2020 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$12	0.23%
[132],[133],[134]
Expenses Paid, Amount	$ 12	[132]
Expense Ratio, Percent	0.23%	[132]
Net Assets	$ 25,733,031
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	16.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$25,733,031
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	16.91%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[135]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2025 Retirement Target Fund
Class Name	Class A
Trading Symbol	FTRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$26	0.50%
[136],[137],[138]
Expenses Paid, Amount	$ 26	[136]
Expense Ratio, Percent	0.50%	[136]
Net Assets	$ 113,183,986
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	19.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$113,183,986
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	19.68%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[139]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2025 Retirement Target Fund
Class Name	Class C
Trading Symbol	FTTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$64	1.26%
[140],[141],[142]
Expenses Paid, Amount	$ 64	[140]
Expense Ratio, Percent	1.26%	[140]
Net Assets	$ 113,183,986
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	19.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$113,183,986
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	19.68%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[143]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2025 Retirement Target Fund
Class Name	Class R
Trading Symbol	FRELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$39	0.76%
[144],[145],[146]
Expenses Paid, Amount	$ 39	[144]
Expense Ratio, Percent	0.76%	[144]
Net Assets	$ 113,183,986
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	19.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$113,183,986
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	19.68%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[147]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2025 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FTLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$11	0.21%
[148],[149],[150]
Expenses Paid, Amount	$ 11	[148]
Expense Ratio, Percent	0.21%	[148]
Net Assets	$ 113,183,986
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	19.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$113,183,986
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	19.68%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[151]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2025 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$13	0.25%
[152],[153],[154]
Expenses Paid, Amount	$ 13	[152]
Expense Ratio, Percent	0.25%	[152]
Net Assets	$ 113,183,986
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	19.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$113,183,986
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	19.68%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[155]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2030 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.48%
[156],[157],[158]
Expenses Paid, Amount	$ 25	[156]
Expense Ratio, Percent	0.48%	[156]
Net Assets	$ 90,863,932
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	22.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$90,863,932
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	22.07%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[159]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2030 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$63	1.23%
[160],[161],[162]
Expenses Paid, Amount	$ 63	[160]
Expense Ratio, Percent	1.23%	[160]
Net Assets	$ 90,863,932
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	22.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$90,863,932
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	22.07%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[163]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2030 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLRWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$38	0.73%
[164],[165],[166]
Expenses Paid, Amount	$ 38	[164]
Expense Ratio, Percent	0.73%	[164]
Net Assets	$ 90,863,932
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	22.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$90,863,932
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	22.07%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[167]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2030 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FLERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$9	0.18%
[168],[169],[170]
Expenses Paid, Amount	$ 9	[168]
Expense Ratio, Percent	0.18%	[168]
Net Assets	$ 90,863,932
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	22.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$90,863,932
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	22.07%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[171]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2030 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$12	0.24%
[172],[173],[174]
Expenses Paid, Amount	$ 12	[172]
Expense Ratio, Percent	0.24%	[172]
Net Assets	$ 90,863,932
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	22.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$90,863,932
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	22.07%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[175]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2035 Retirement Target Fund
Class Name	Class A
Trading Symbol	FRTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$28	0.54%
[176],[177],[178]
Expenses Paid, Amount	$ 28	[176]
Expense Ratio, Percent	0.54%	[176]
Net Assets	$ 166,626,878
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	23.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$166,626,878
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	23.07%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[179]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2035 Retirement Target Fund
Class Name	Class C
Trading Symbol	FTRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$67	1.29%
[180],[181],[182]
Expenses Paid, Amount	$ 67	[180]
Expense Ratio, Percent	1.29%	[180]
Net Assets	$ 166,626,878
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	23.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$166,626,878
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	23.07%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[183]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2035 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$41	0.79%
[184],[185],[186]
Expenses Paid, Amount	$ 41	[184]
Expense Ratio, Percent	0.79%	[184]
Net Assets	$ 166,626,878
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	23.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$166,626,878
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	23.07%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[187]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2035 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FMTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$11	0.22%
[188],[189],[190]
Expenses Paid, Amount	$ 11	[188]
Expense Ratio, Percent	0.22%	[188]
Net Assets	$ 166,626,878
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	23.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$166,626,878
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	23.07%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[191]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2035 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLRHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$15	0.29%
[192],[193],[194]
Expenses Paid, Amount	$ 15	[192]
Expense Ratio, Percent	0.29%	[192]
Net Assets	$ 166,626,878
Holdings Count | $ / shares	20
Investment Company Portfolio Turnover	23.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$166,626,878
Total Number of Portfolio Holdings	20
Portfolio Turnover Rate	23.07%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[195]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2040 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.48%
[196],[197],[198]
Expenses Paid, Amount	$ 25	[196]
Expense Ratio, Percent	0.48%	[196]
Net Assets	$ 82,980,734
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	25.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$82,980,734
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	25.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[199]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2040 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLOLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$64	1.23%
[200],[201],[202]
Expenses Paid, Amount	$ 64	[200]
Expense Ratio, Percent	1.23%	[200]
Net Assets	$ 82,980,734
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	25.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$82,980,734
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	25.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[203]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2040 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$38	0.74%
[204],[205],[206]
Expenses Paid, Amount	$ 38	[204]
Expense Ratio, Percent	0.74%	[204]
Net Assets	$ 82,980,734
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	25.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$82,980,734
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	25.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[207]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2040 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FLREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$9	0.18%
[208],[209],[210]
Expenses Paid, Amount	$ 9	[208]
Expense Ratio, Percent	0.18%	[208]
Net Assets	$ 82,980,734
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	25.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$82,980,734
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	25.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[211]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2040 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$12	0.24%
[212],[213],[214]
Expenses Paid, Amount	$ 12	[212]
Expense Ratio, Percent	0.24%	[212]
Net Assets	$ 82,980,734
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	25.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$82,980,734
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	25.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[215]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2045 Retirement Target Fund
Class Name	Class A
Trading Symbol	FTTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$28	0.53%
[216],[217],[218]
Expenses Paid, Amount	$ 28	[216]
Expense Ratio, Percent	0.53%	[216]
Net Assets	$ 134,360,149
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	24.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$134,360,149
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	24.61%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[219]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2045 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$67	1.28%
[220],[221],[222]
Expenses Paid, Amount	$ 67	[220]
Expense Ratio, Percent	1.28%	[220]
Net Assets	$ 134,360,149
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	24.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$134,360,149
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	24.61%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[223]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2045 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLRJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$41	0.78%
[224],[225],[226]
Expenses Paid, Amount	$ 41	[224]
Expense Ratio, Percent	0.78%	[224]
Net Assets	$ 134,360,149
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	24.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$134,360,149
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	24.61%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[227]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2045 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FMLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$12	0.23%
[228],[229],[230]
Expenses Paid, Amount	$ 12	[228]
Expense Ratio, Percent	0.23%	[228]
Net Assets	$ 134,360,149
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	24.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$134,360,149
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	24.61%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[231]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2045 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$15	0.28%
[232],[233],[234]
Expenses Paid, Amount	$ 15	[232]
Expense Ratio, Percent	0.28%	[232]
Net Assets	$ 134,360,149
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	24.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$134,360,149
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	24.61%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[235]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2050 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLSJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.48%
[236],[237],[238]
Expenses Paid, Amount	$ 25	[236]
Expense Ratio, Percent	0.48%	[236]
Net Assets	$ 74,603,528
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	27.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$74,603,528
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	27.35%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[239]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2050 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$64	1.23%
[240],[241],[242]
Expenses Paid, Amount	$ 64	[240]
Expense Ratio, Percent	1.23%	[240]
Net Assets	$ 74,603,528
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	27.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$74,603,528
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	27.35%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[243]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2050 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$39	0.74%
[244],[245],[246]
Expenses Paid, Amount	$ 39	[244]
Expense Ratio, Percent	0.74%	[244]
Net Assets	$ 74,603,528
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	27.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$74,603,528
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	27.35%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[247]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2050 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FRLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$10	0.19%
[248],[249],[250]
Expenses Paid, Amount	$ 10	[248]
Expense Ratio, Percent	0.19%	[248]
Net Assets	$ 74,603,528
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	27.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$74,603,528
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	27.35%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[251]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2050 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$13	0.24%
[252],[253],[254]
Expenses Paid, Amount	$ 13	[252]
Expense Ratio, Percent	0.24%	[252]
Net Assets	$ 74,603,528
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	27.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$74,603,528
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	27.35%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[255]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2055 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.48%
[256],[257],[258]
Expenses Paid, Amount	$ 25	[256]
Expense Ratio, Percent	0.48%	[256]
Net Assets	$ 60,931,055
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	24.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$60,931,055
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	24.87%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[259]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2055 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$64	1.23%
[260],[261],[262]
Expenses Paid, Amount	$ 64	[260]
Expense Ratio, Percent	1.23%	[260]
Net Assets	$ 60,931,055
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	24.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$60,931,055
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	24.87%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[263]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2055 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$38	0.73%
[264],[265],[266]
Expenses Paid, Amount	$ 38	[264]
Expense Ratio, Percent	0.73%	[264]
Net Assets	$ 60,931,055
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	24.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$60,931,055
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	24.87%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[267]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2055 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FLSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$9	0.18%
[268],[269],[270]
Expenses Paid, Amount	$ 9	[268]
Expense Ratio, Percent	0.18%	[268]
Net Assets	$ 60,931,055
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	24.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$60,931,055
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	24.87%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[271]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2055 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$12	0.23%
[272],[273],[274]
Expenses Paid, Amount	$ 12	[272]
Expense Ratio, Percent	0.23%	[272]
Net Assets	$ 60,931,055
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	24.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$60,931,055
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	24.87%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[275]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2060 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.48%
[276],[277],[278]
Expenses Paid, Amount	$ 25	[276]
Expense Ratio, Percent	0.48%	[276]
Net Assets	$ 15,913,613
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	22.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$15,913,613
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	22.81%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[279]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2060 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$64	1.23%
[280],[281],[282]
Expenses Paid, Amount	$ 64	[280]
Expense Ratio, Percent	1.23%	[280]
Net Assets	$ 15,913,613
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	22.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$15,913,613
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	22.81%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[283]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2060 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$38	0.73%
[284],[285],[286]
Expenses Paid, Amount	$ 38	[284]
Expense Ratio, Percent	0.73%	[284]
Net Assets	$ 15,913,613
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	22.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$15,913,613
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	22.81%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[287]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2060 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FLFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$9	0.18%
[288],[289],[290]
Expenses Paid, Amount	$ 9	[288]
Expense Ratio, Percent	0.18%	[288]
Net Assets	$ 15,913,613
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	22.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$15,913,613
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	22.81%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[291]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2060 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLJSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$12	0.23%
[292],[293],[294]
Expenses Paid, Amount	$ 12	[292]
Expense Ratio, Percent	0.23%	[292]
Net Assets	$ 15,913,613
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	22.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$15,913,613
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	22.81%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[295]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[6]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[7]
†	Annualized.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[14]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[15]
†	Annualized.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[18]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[19]
†	Annualized.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
†	Annualized.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[26]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[27]
†	Annualized.

[28]
*	Does not include derivatives, except purchased options, if any.

[29]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[30]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[31]
†	Annualized.

[32]
*	Does not include derivatives, except purchased options, if any.

[33]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[34]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[35]
†	Annualized.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[38]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[39]
†	Annualized.

[40]
*	Does not include derivatives, except purchased options, if any.

[41]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[42]
†	Annualized.

[43]
*	Does not include derivatives, except purchased options, if any.

[44]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[45]
†	Annualized.

[46]
*	Does not include derivatives, except purchased options, if any.

[47]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[48]
†	Annualized.

[49]
*	Does not include derivatives, except purchased options, if any.

[50]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[51]
†	Annualized.

[52]
*	Does not include derivatives, except purchased options, if any.

[53]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[54]
†	Annualized.

[55]
*	Does not include derivatives, except purchased options, if any.

[56]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[57]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[58]
†	Annualized.

[59]
*	Does not include derivatives, except purchased options, if any.

[60]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[61]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[62]
†	Annualized.

[63]
*	Does not include derivatives, except purchased options, if any.

[64]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[65]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[66]
†	Annualized.

[67]
*	Does not include derivatives, except purchased options, if any.

[68]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[69]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[70]
†	Annualized.

[71]
*	Does not include derivatives, except purchased options, if any.

[72]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[73]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[74]
†	Annualized.

[75]
*	Does not include derivatives, except purchased options, if any.

[76]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[77]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[78]
†	Annualized.

[79]
*	Does not include derivatives, except purchased options, if any.

[80]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[81]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[82]
†	Annualized.

[83]
*	Does not include derivatives, except purchased options, if any.

[84]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[85]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[86]
†	Annualized.

[87]
*	Does not include derivatives, except purchased options, if any.

[88]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[89]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[90]
†	Annualized.

[91]
*	Does not include derivatives, except purchased options, if any.

[92]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[93]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[94]
†	Annualized.

[95]
*	Does not include derivatives, except purchased options, if any.

[96]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[97]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[98]
†	Annualized.

[99]
*	Does not include derivatives, except purchased options, if any.

[100]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[101]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[102]
†	Annualized.

[103]
*	Does not include derivatives, except purchased options, if any.

[104]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[105]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[106]
†	Annualized.

[107]
*	Does not include derivatives, except purchased options, if any.

[108]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[109]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[110]
†	Annualized.

[111]
*	Does not include derivatives, except purchased options, if any.

[112]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[113]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[114]
†	Annualized.

[115]
*	Does not include derivatives, except purchased options, if any.

[116]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[117]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[118]
†	Annualized.

[119]
*	Does not include derivatives, except purchased options, if any.

[120]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[121]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[122]
†	Annualized.

[123]
*	Does not include derivatives, except purchased options, if any.

[124]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[125]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[126]
†	Annualized.

[127]
*	Does not include derivatives, except purchased options, if any.

[128]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[129]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[130]
†	Annualized.

[131]
*	Does not include derivatives, except purchased options, if any.

[132]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[133]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[134]
†	Annualized.

[135]
*	Does not include derivatives, except purchased options, if any.

[136]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[137]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[138]
†	Annualized.

[139]
*	Does not include derivatives, except purchased options, if any.

[140]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[141]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[142]
†	Annualized.

[143]
*	Does not include derivatives, except purchased options, if any.

[144]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[145]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[146]
†	Annualized.

[147]
*	Does not include derivatives, except purchased options, if any.

[148]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[149]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[150]
†	Annualized.

[151]
*	Does not include derivatives, except purchased options, if any.

[152]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[153]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[154]
†	Annualized.

[155]
*	Does not include derivatives, except purchased options, if any.

[156]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[157]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[158]
†	Annualized.

[159]
*	Does not include derivatives, except purchased options, if any.

[160]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[161]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[162]
†	Annualized.

[163]
*	Does not include derivatives, except purchased options, if any.

[164]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[165]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[166]
†	Annualized.

[167]
*	Does not include derivatives, except purchased options, if any.

[168]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[169]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[170]
†	Annualized.

[171]
*	Does not include derivatives, except purchased options, if any.

[172]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[173]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[174]
†	Annualized.

[175]
*	Does not include derivatives, except purchased options, if any.

[176]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[177]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[178]
†	Annualized.

[179]
*	Does not include derivatives, except purchased options, if any.

[180]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[181]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[182]
†	Annualized.

[183]
*	Does not include derivatives, except purchased options, if any.

[184]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[185]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[186]
†	Annualized.

[187]
*	Does not include derivatives, except purchased options, if any.

[188]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[189]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[190]
†	Annualized.

[191]
*	Does not include derivatives, except purchased options, if any.

[192]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[193]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[194]
†	Annualized.

[195]
*	Does not include derivatives, except purchased options, if any.

[196]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[197]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[198]
†	Annualized.

[199]
*	Does not include derivatives, except purchased options, if any.

[200]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[201]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[202]
†	Annualized.

[203]
*	Does not include derivatives, except purchased options, if any.

[204]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[205]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[206]
†	Annualized.

[207]
*	Does not include derivatives, except purchased options, if any.

[208]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[209]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[210]
†	Annualized.

[211]
*	Does not include derivatives, except purchased options, if any.

[212]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[213]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[214]
†	Annualized.

[215]
*	Does not include derivatives, except purchased options, if any.

[216]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[217]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[218]
†	Annualized.

[219]
*	Does not include derivatives, except purchased options, if any.

[220]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[221]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[222]
†	Annualized.

[223]
*	Does not include derivatives, except purchased options, if any.

[224]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[225]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[226]
†	Annualized.

[227]
*	Does not include derivatives, except purchased options, if any.

[228]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[229]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[230]
†	Annualized.

[231]
*	Does not include derivatives, except purchased options, if any.

[232]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[233]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[234]
†	Annualized.

[235]
*	Does not include derivatives, except purchased options, if any.

[236]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[237]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[238]
†	Annualized.

[239]
*	Does not include derivatives, except purchased options, if any.

[240]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[241]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[242]
†	Annualized.

[243]
*	Does not include derivatives, except purchased options, if any.

[244]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[245]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[246]
†	Annualized.

[247]
*	Does not include derivatives, except purchased options, if any.

[248]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[249]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[250]
†	Annualized.

[251]
*	Does not include derivatives, except purchased options, if any.

[252]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[253]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[254]
†	Annualized.

[255]
*	Does not include derivatives, except purchased options, if any.

[256]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[257]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[258]
†	Annualized.

[259]
*	Does not include derivatives, except purchased options, if any.

[260]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[261]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[262]
†	Annualized.

[263]
*	Does not include derivatives, except purchased options, if any.

[264]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[265]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[266]
†	Annualized.

[267]
*	Does not include derivatives, except purchased options, if any.

[268]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[269]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[270]
†	Annualized.

[271]
*	Does not include derivatives, except purchased options, if any.

[272]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[273]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[274]
†	Annualized.

[275]
*	Does not include derivatives, except purchased options, if any.

[276]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[277]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[278]
†	Annualized.

[279]
*	Does not include derivatives, except purchased options, if any.

[280]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[281]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[282]
†	Annualized.

[283]
*	Does not include derivatives, except purchased options, if any.

[284]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[285]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[286]
†	Annualized.

[287]
*	Does not include derivatives, except purchased options, if any.

[288]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[289]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[290]
†	Annualized.

[291]
*	Does not include derivatives, except purchased options, if any.

[292]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[293]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[294]
†	Annualized.

[295]
*	Does not include derivatives, except purchased options, if any.